Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, shares outstanding (in shares)	25,297,131	23,613,980	12,232,289
Common Stock Class I
Common stock, par value (in USD per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	275,000,000	275,000,000	275,000,000
Common stock, shares issued (in shares)	608,019	151,286
Common stock, shares outstanding (in shares)	608,019	151,286	0
Common Stock Class A
Common stock, par value (in USD per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	125,000,000	125,000,000	125,000,000
Common stock, shares issued (in shares)	23,288,245	23,445,174	12,214,771
Common stock, shares outstanding (in shares)	23,288,245	23,445,174	12,214,771
Common Class TX
Common stock, par value (in USD per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, shares issued (in shares)	17,525	17,520	17,518
Common stock, shares outstanding (in shares)	17,525	17,520	17,518
Common Class T [Member]
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	275,000,000	275,000,000
Common stock, shares issued (in shares)	1,383,342	0
Common stock, shares outstanding (in shares)	1,383,342	0